Contingencies - Schedule of Potential Earn-Out Payments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Jun. 30, 2013
Earnout Payments Payable [Line Items]
2014	$ 317	[1]	$ 308
2015	550	[1]	731
2016	3,117	[1]	3,122
Total	3,984	[1]	4,161
Cash [Member]
Earnout Payments Payable [Line Items]
2014	259		253
2015	513		673
2016	2,578		2,582
Total	3,350		3,508
Equity [Member]
Earnout Payments Payable [Line Items]
2014	58		55
2015	37		58
2016	539		540
Total	$ 634		$ 653

[1]	The Company generally has the right but not the obligation to satisfy a portion of the earn-out payments in stock.